Finance debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) agreement	Dec. 31, 2024 USD ($)
Disclosure of financial liabilities [line items]
Bonds issued	$ 23,274	$ 21,336
Bonds not swapped	881
Commercial paper program issuance	224	4,115
Empire Wind Project
Disclosure of financial liabilities [line items]
Notional amount	2,700
United States Dollar (USD)
Disclosure of financial liabilities [line items]
Bonds issued	15,028	$ 13,288
Unsecured bonds | United States Dollar (USD)
Disclosure of financial liabilities [line items]
Bonds issued	15,028
Unsecured bonds | All Other Currencies
Disclosure of financial liabilities [line items]
Bonds swapped	7,366
Unsecured Bonds with Call Provisions
Disclosure of financial liabilities [line items]
Bonds issued	$ 23,175
Number of bond agreements | agreement	32
Note issued USD 550 million, 4.25% interest, maturing June 2028
Disclosure of financial liabilities [line items]
Bonds issued	$ 550
Interest rate in %	4.25%